CONCENTRATIONS AND CREDIT RISK INSTANT (Details)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012
CONCENTRATIONS AND CREDIT RISK INSTANT
Accounts Payable at Growers Synergy Pte. Ltd. - related party	50.10%	45.00%	16.40%
Accounts Payable at Stevia Ventures Corporation	16.90%	19.30%	54.10%
Accounts Payable To SGAgro Tech Pte Ltd 1	0.00%	0.00%
Total Accounts Payable	67.00%	64.30%	70.50%